Inventories - Restructuring Reserve by Type of Cost (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Inventory Disclosure [Abstract]
Balance at beginning of year	$ (39,885)	$ (26,911)	$ (17,402)
Provisions, net	(28,970)	(14,199)	(8,909)
Amounts written off	23,375	817	41
Foreign currency translation	(130)	408	(641)
Other	11,965	0	0
Balance at end of year	$ (33,645)	$ (39,885)	$ (26,911)